Cash at Banks (Details 1) - Term Deposits [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total deposits	$ 144,445,694	$ 100,581,231
Less: Deposits with original maturities of three months or less - note 3 (a)	(24,692,474)	(25,254,000)
Total term deposits	$ 119,753,220	$ 75,327,231